INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of earnings before income taxes
U.S	$ 141.9	$ 105.9	$ 85.0
Non-U.S.	782.4	664.4	561.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	924.3	770.3	646.0
U.S. federal	79.1	37.1	81.3
U.S. states	2.4	(1.3)	10.7
Non-U.S.	130.6	139.7	144.2
Current Income Tax Expense (Benefit)	212.1	175.5	236.2
U.S. federal	(6.4)	7.9	(27.3)
U.S. states	1.9	(4.0)	(6.2)
Non-U.S.	27.5	2.6	(23.9)
Deferred Income Tax Expense (Benefit)	23.0	6.5	(57.4)
Income Tax Expense (Benefit)	235.1	182.0	178.8
Provision for income taxes
U.S. statutory rate	323.5	269.6	226.1
State and local taxes	1.3	0.8	3.7
Foreign income taxed at different rates	(25.6)	(67.7)	(42.1)
Repatriation of foreign income	9.4	21.6	21.8
Tax rulings	(121.9)	(46.4)	(51.9)
Reversal of deferred tax on prior years' unremitted earnings due to reinvestment assertion	(8.2)	(8.7)	0
Administrative penalty related to China antitrust review	8.3	0	0
Unrecognized taxbenefits and related interest penalties	38.1	13.1	7.3
Other	$ 10.2	$ (0.3)	$ 13.9
Effective income tax rate reconciliation
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State and local taxes (as a percent)	0.10%	0.10%	0.60%
Foreign income taxed at different rates (as a percent)	(2.80%)	(8.80%)	(6.50%)
Repatriation of foreign income (as a percent)	1.00%	2.80%	3.40%
Tax rulings (as a percent)	(13.20%)	(6.00%)	(8.00%)
Reversal of deferred tax on prior years' due to reinvestmt assertion (as a percent)	(0.90%)	(1.10%)	0.00%
Effective Income Tax Rate Reconciliation change admin penalty China	0.90%	0.00%	0.00%
Effective Income Tax Rate Reconciliation Unrecognized tax benefits and related interest penalties	4.10%	1.70%	1.10%
Other (as a percent)	1.20%	(0.10%)	2.10%
Effective tax rate (as a percent)	25.40%	23.60%	27.70%